Income Taxes (Details) - Schedule of income tax rate to the federal statutory rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax rate to the federal statutory rate [Abstract]
Federal income tax rate	21.00%	21.00%
State tax, net of federal benefit	6.00%	6.00%
Net operating losses	(16.70%)	(16.70%)
Permanent differences	(10.60%)	(10.60%)
Amortization of goodwill	0.30%	0.30%
Effective income tax rate	0.00%	0.00%